Share consolidation (Details) - shares	Dec. 31, 2019	Oct. 16, 2019	Oct. 15, 2019	Dec. 31, 2018
Share consolidation
Common shares issued	11,852,749			10,805,494
Common shares outstanding	11,852,749	11,852,749	118,527,485	10,805,494
Ordinary shares
Share consolidation
Common shares issued		118,527,485
Common shares outstanding		11,852,749